Discontinued operations - Summary of Results of Operations from Discontinued Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Results Of Operations From Discontinued Operations [Line Items]
Net income (loss) from discontinued operations	¥ (1,357,758)	¥ 74,169	¥ 124,513
Comprehensive income from discontinued operations	51,006	(41,173)	(17,166)
Discontinued operations [member]
Disclosure Of Results Of Operations From Discontinued Operations [Line Items]
Financial services revenue	678,023	922,147	1,760,731
Financial services expenses	640,811	789,702	1,606,370
Reclassification of accumulated other comprehensive income related to the disposal group to net income (loss)	(1,377,795)
Other income (expenses), net	(6,450)	(1,917)	19,215
Income (loss) before income taxes from discontinued operations	(1,347,033)	130,528	173,576
Income taxes	10,725	56,359	49,063
Net income (loss) from discontinued operations	(1,357,758)	74,169	124,513
Other comprehensive income, net of tax, from discontinued operations	1,408,764	(115,342)	(141,679)
Changes in equity instruments measured at fair value through other comprehensive income	963	(998)	1,013
Remeasurement of defined benefit pension plans	(106)	(444)	(1,169)
Changes in debt instruments measured at fair value through other comprehensive income	1,346,457	(681,515)	(704,636)
Insurance finance income (expenses)	60,684	568,291	563,396
Others	766	(676)	(283)
Comprehensive income from discontinued operations	¥ 51,006	¥ (41,173)	¥ (17,166)